Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share
Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding.
Diluted net loss per share is computed by giving effect to all potential shares of common stock, including convertible preferred stock, stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the three and nine months ended September 30, 2018 and 2017 as the inclusion of all potential common shares outstanding would have an anti-dilutive effect.

During the year ended December 31, 2017, the Company issued shares of its Series A Convertible Preferred Stock. Holders of the Series A Convertible Preferred Stock do not have voting rights and receive cumulative annual dividends of $8 for every $100. Cumulative dividends are presented as a loss attributable to the common shareholders.
The following awards outstanding at September 30, 2018 and 2017 were not included in the computation of common shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Stock options	2,181,544	1,734,274	2,181,544	1,734,274
Warrants	10,390	10,390	10,390	10,390
Restricted stock	—	30,000	—	30,000
Preferred Stock	2,750,000	2,750,000	2,750,000	2,750,000
Employee Stock Purchase Program	24,607	—	24,607	—
Total	4,966,541	4,524,664	4,966,541	4,524,664

NET LOSS PER SHARE
Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding.
Diluted net loss per share is computed by giving effect to all potential shares of common stock, including convertible preferred stock, stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the years ended December 31, 2017 and 2016 as the inclusion of all potential common shares outstanding would have an anti-dilutive effect.
During the year ended December 31, 2017, the Company issued shares of its Series A Convertible Preferred Stock. Holders of the Series A Convertible Preferred Stock do not have voting rights and receive cumulative annual dividends of $8 for every $100. Cumulative dividends are presented as a loss attributable to the common shareholders.
The following awards outstanding at December 31, 2017 and 2016 were not included in the computation of common shares for the years then ended.

	Year Ended December 31,	Year Ended December 31,
	2017	2016
Stock options	1,661,750	252,850
Warrants	10,390	10,390
Restricted stock	30,000	48,637
Preferred stock	2,750,000	—
Employee Stock Purchase Program	36,738	—
Total	4,488,878	311,877